Flight Equipment Held For Operating Leases, Net	12 Months Ended
Dec. 31, 2011
Flight Equipment Held For Operating Leases, Net [Abstract]
Flight Equipment Held For Operating Leases, Net

5. Flight equipment held for operating leases, net

Movements in flight equipment held for operating leases during the periods presented were as follows:

	Year ended December 31,
	2009	2010	2011
Net book value at beginning of period	$3,989,629	$5,230,437	$8,061,260
Fair value of flight equipment acquired in acquisitions	—	1,337,412	—
Additions	1,649,520	2,531,719	882,625
Depreciation	(215,574)	(329,639)	(383,148)
Impairment (Note 22)	(32,378)	(11,764)	(23,323)
Disposals	(119,349)	(646,841)	(333,140)
Transfers to direct finance leases/flight equipment held for sale	—	(3,550)	—
Transfer to inventory	(41,411)	(46,514)	(11,430)
Sale of AeroTurbine	—	—	(296,970)
Net book value at end of period	$5,230,437	$8,061,260	$7,895,874
Accumulated depreciation/impairment at December 31, 2009, 2010 and 2011	$(542,309)	$(856,894)	$(1,060,416)

      At December 31, 2011, 245 out of our 251 owned aircraft and seven owned engines were on lease under operating leases to 89 lessees in 46 countries. The geographic concentrations of leasing revenues are set out in Note 19.

     Prepayments on flight equipment (including related capitalized interest) of $$375,690, $468,933 and $151,550 have been applied against the purchase of aircraft during the years ended December 31, 2009, 2010 and 2011, respectively.

     The following table indicates our contractual commitments for the prepayment and purchase of flight equipment in the periods indicated as of December 31, 2011:

	2012	2013	2014	Thereafter
Capital expenditures	$466,231	$220,648	$—	$294,793
Pre-delivery payments	31,320	57,742	91,119	18,224
	$497,551	$278,390	$91,119	$313,017

     As of December 31, 2011, we expect to make capital expenditures related to five A330, seven A320 aircraft and ten Boeing 737 aircraft (excluding the remaining 31 American Airlines purchase-leaseback Boeing 737 aircraft) in 2012 and thereafter. As we implement our growth strategy, currently focused on the mid- to long-term, and expand our aircraft portfolio, we expect our capital expenditures to increase in the future. We anticipate that we will fund these capital expenditures through internally generated cash flows, draw downs on our committed revolving credit facilities and the incurrence of bank debt, and other debt and equity issuances.

     Our current operating lease agreements expire over the next twelve years. The contracted minimum future lease payments receivable from lessees for equipment on non-cancelable operating leases at December 31, 2011 are as follows:

Contracted minimum future lease receivables
2012	$942,212
2013	891,168
2014	762,176
2015	646,514
2016	524,857
Thereafter	1,465,597
$5,232,524

     The titles to certain aircraft leased in the United States are held by a U.S. trust company as required by U.S. law. We are the beneficial owner of these aircraft and the aircraft are recorded under flight equipment held for operating lease on the consolidated balance sheets. The trust company is administered by a bank. The aircraft are segregated from the bank's assets and will not be considered part of the bank's bankruptcy estate in the event of a trustee bankruptcy.